ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Furniture and Fixtures [Member] | Minimum [Member]
Estimated Useful Life	5 years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Estimated Useful Life	7 years	7 years
Office and computer equipment [Member] | Minimum [Member]
Estimated Useful Life	3 years	3 years
Office and computer equipment [Member] | Maximum [Member]
Estimated Useful Life	5 years	5 years